Inventories (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Inventories

12       INVENTORIES

Group
	2011	2010
	US$’000	US$’000

Oil inventories	–	362
Materials and supplies	57	57

	57	419

Inventory write off US$Nil (2010: US$8,000) during the year. Cost of inventory expensed in the year totalled US$Nil (2010: US$8,000).

There is no material difference between the carrying values of inventories and their fair value less costs to sell.